John Hancock

200 Berkeley Street

Boston, Massachusetts 02116

(617) 572-9197

Fax: (617) 572-0070

E-mail: mramirez@jhancock.com

Michael A. Ramirez

Assistant Vice President &

Senior Counsel

VIA EDGAR

May 4, 2023

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filing Room

RE	John Hancock Life Insurance Company (U.S.A.)

Registration Statements Filed On Form N-6

John Hancock Variable Life Account UV (Annual Premium Variable Life)	# 333-164157
John Hancock Variable Life Account UV (Flex- V1)	# 333-164158
John Hancock Variable Life Account UV (Flex- V2)	# 333-164159
John Hancock Variable Life Account UV (Variable Estate Protection)	# 333-164161
John Hancock Variable Life Account UV (Variable Estate Protection Plus)	# 333-164162
John Hancock Variable Life Account UV (Majestic Variable Universal Life 98)	# 333-164163
John Hancock Variable Life Account UV (Majestic Variable Estate Protection 98)	# 333-164165
John Hancock Variable Life Account UV (Medallion Executive Variable Life III)	# 333-164166
John Hancock Variable Life Account UV (Medallion Variable Universal Life Plus)	# 333-164167
John Hancock Variable Life Account UV (Medallion Variable Universal Life Edge, Medallion Variable Universal Life Edge II)	# 333-164168
John Hancock Variable Life Account S (Majestic Variable Universal Life, Majestic Variable Universal Life 98)	# 333-164151
John Hancock Variable Life Account S (Variable Estate Protection, Majestic Variable Estate Protection, Majestic Variable Estate Protection 98, Variable Estate Protection Plus)	# 333-164156
John Hancock Variable Life Account U (Medallion Variable Life, Medallion Variable Universal Life Plus)	# 333-164171
John Hancock Variable Life Account U (Annual Premium Variable Life)	# 333-164172
John Hancock Variable Life Account U (Medallion Variable Universal Life Edge)	# 333-164173
John Hancock Variable Life Account U (eVariable Life)	# 333-164174
John Hancock Variable Life Account V (Flex V1)	# 333-164175
John Hancock Variable Life Account V (Flex V2)	# 333-164176
John Hancock Life Insurance Company (U.S.A.) Account A (EPVUL)	# 333-85284
John Hancock Life Insurance Company (U.S.A.) Account A (VUL Protector)	# 333-88748

John Hancock Life Insurance Company (U.S.A.) Account A (SPVL)	# 333-71136
John Hancock Life Insurance Company (U.S.A.) Account A (Survivorship VUL)	# 333-100597
John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Survivorship VULX)	# 333-148991
John Hancock Life Insurance Company (U.S.A.) Account A (Majestic VULX)	# 333-151630
John Hancock Life Insurance Company (U.S.A.) Account A (Accumulation Variable Universal Life 2014)	# 333-193994
John Hancock Life Insurance Company (U.S.A.) Account A (Simplified Life)	# 333-194818
John Hancock Life Insurance Company (U.S.A.) Account A (Protection Variable Universal Life 2017)	# 333-217721
John Hancock Life Insurance Company (U.S.A.) Account A (Accumulation Variable Universal Life 2019)	# 333-233647
John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Accumulation Variable Universal Life 2019)	# 333-233648
John Hancock Life Insurance Company (U.S.A.) Account A (Accumulation Survivorship Variable Universal Life 2020)	# 333-236446
John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Survivorship Variable Universal Life 2020)	# 333-236447
John Hancock Life Insurance Company (U.S.A.) Account A (Protection Variable Universal Life 2021)	# 333-248502
John Hancock Life Insurance Company (U.S.A.) Account A (Accumulation Variable Universal Life 2021)	# 333-254210
John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Accumulation Variable Universal Life 2021)	# 333-254211
John Hancock Life Insurance Company (U.S.A.) Account A (Protection Variable Universal Life 2023)	# 333-266659

John Hancock Life Insurance Company of New York

Registration Statements Filed On Form N-6

John Hancock Life Insurance Company of New York Account B (VUL Accumulator)	# 333-85296
John Hancock Life Insurance Company of New York Account B (VUL Protector)	# 333-88972
John Hancock Life Insurance Company of New York Account B (SPVL)	# 333-33504
John Hancock Life Insurance Company of New York Account B (Survivorship VUL)	# 333-100664
John Hancock Life Insurance Company of New York Account B (Protection Variable Universal Life)	# 333-127543
John Hancock Life Insurance Company of New York Account B (Accumulation Variable Universal Life)	# 333-131134
John Hancock Life Insurance Company of New York Account B (Protection SVUL/Accumulation SVUL)	# 333-141693
John Hancock Life Insurance Company of New York Account B (Majestic Survivorship VULX)	# 333-148992
John Hancock Life Insurance Company of New York Account B (Majestic VULX)	# 333-151631
John Hancock Life Insurance Company of New York Account B (Accumulation Variable Universal Life 08)	# 333-152407
John Hancock Life Insurance Company of New York Account B (Corporate VUL 08)	# 333-152408
John Hancock Life Insurance Company of New York Account B (Protection Variable Universal Life 09)	# 333-157213
John Hancock Life Insurance Company of New York Account B (Protection Variable Universal Life 2012)	# 333-179571
John Hancock Life Insurance Company of New York Account B (Accumulation Variable Universal Life 2014)	# 333-193995
John Hancock Life Insurance Company of New York Account B (Simplified Life)	# 333-194819
John Hancock Life Insurance Company of New York Account B (Protection Variable Universal Life 2017)	# 333-221236
John Hancock Life Insurance Company of New York Account B (Accumulation Variable Universal Life 2019)	# 333-235396
John Hancock Life Insurance Company of New York Account B (Majestic Accumulation Variable Universal Life 2019)	# 333-235397
John Hancock Life Insurance Company of New York Account B (Accumulation Survivorship Variable Universal Life 2020)	# 333-238712

Dear Commissioners:

Pursuant to rule 497(j) and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-6 that:

(1)

the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement effective May 1, 2023, and

(2)	the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ Michael A. Ramirez
Assistant Vice President and Senior Counsel